Condensed Financial Information of the Parent Company (Details) - Schedule of parent company statements of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (1,288,205)	$ 506,769	$ (447,151)
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings (loss) of subsidiaries and VIEs	1,288,205	(506,769)	447,151
Net cash used in operating activities
CHANGES IN CASH
CASH, beginning of year
CASH, end of year